FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Cash, cash equivalents	$ 10,201	$ 2,728
Net exposure	10,201	2,728
Effect of increase decrease change in currency	$ 1,020	$ 273